Leases - Schedule of Amounts recognized in profit or loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Depreciation expense of right-of-use assets	€ 2,245,767	€ 1,903,223	€ 1,869,296
Interest on lease liabilities	(215,464)	(197,967)	(226,941)
Expenses relating to short-term leases	587,356	34,860	4,018
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	43,094	40,800	46,506
Lease expenses recognized in profit loss	3,091,681	2,176,850	2,146,761
Cash outflows for all leases	€ 2,662,000	€ 3,704,000	€ 2,026,000